Related Party Transactions and Balances (Details Textual)	1 Months Ended		12 Months Ended
	Nov. 26, 2015 USD ($)	Nov. 26, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 26, 2015 CNY (¥)
Related Party Transaction (Textual)
Loans to related parties				$ 531,559
Provision for loan losses from related parties				11,137
Interest expenses				61,542
Sale of loan receivables	$ 9,006,000	¥ 56,100,000
Loans receivable, fair value	8,471,000					¥ 52,767,000
Capital gain in additional paid-in capital	535,000					3,333,000
Amount due from a related party				1,653,839
Guarantees of short term bank loans			$ 7,631,641
Zhengxin [Member]
Related Party Transaction (Textual)
Sale of loan receivables	9,006,000	¥ 56,100,000
Cash payments				$ 7,282,000	¥ 45,363,776
Amount due from a related party	$ 1,654,000					¥ 10,736,224
Minimum [Member]
Related Party Transaction (Textual)
Interest rates				21.36%
Maximum [Member]
Related Party Transaction (Textual)
Interest rates				24.00%